Major Reseller Customers - Summary Of Concentration Of Accounts Receivable Of Major Resellers (Detail) - Customer Concentration Risk [Member] - Accounts Receivable [Member] - Reseller [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Customer A [Member]
Major Reseller Customers [Line Items]
Concentration Risk, Percentage	13.20%	7.60%
Customer D [Member]
Major Reseller Customers [Line Items]
Concentration Risk, Percentage	8.90%	11.60%